TRADE ACCOUNTS RECEIVABLE, NET (Details)		Jun. 30, 2018 CNY (¥)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 CNY (¥)
Third Party
Total - third-party, net		¥ 24,254,007	$ 3,663,858	¥ 39,425,911
Third Party [Member]
Third Party
Trade accounts receivable		27,319,241	4,126,898	43,691,416
Allowance for doubtful accounts		(3,065,234)	(463,040)	(4,265,505)
Third Party - long-term
Allowance for doubtful accounts		(187,171)	(28,275)	0
Total - long-term trade accounts receivable, net		4,212,829	636,398	0
Beijing Yabei Nuoda Science and Technology Co Ltd [Member]
Third Party - long-term
Trade accounts receivable	[1]	¥ 4,400,000	$ 664,673	¥ 0

[1]	The receivable from Beijing Yabei Nuoda was recognized primarily from the sale of automation system and services based on written contracts. Based on the repayment agreement signed in August, 2018, the outstanding balance was to be collected in five installments during the period from December 2018 to December 2020. Based on the repayment agreement, the Company expects to collect ¥1,954,978 ($295,323) before June 30, 2019, ¥3,100,000 ($468,292) before June 30, 2020 and ¥1,300,000 ($196,380) before December 31, 2020, respectively. No interest is required per the settlement agreement.